Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes
Schedule of components of the income tax provision (benefit)

The components of the income tax provision (benefit) are summarized as follows (in thousands):

	Year Ended December 31,
	2024	2023
Current:
Federal	$—	$—
State and foreign	5	1
Total current	5	1
Deferred:
Federal	255	(117)
State	87	(40)
Total deferred	342	(157)

Income tax expense (benefit)	$347	$(156)

Schedule of effective income tax expenses (benefit) reconciliation

The following table represents the reconciliation between the reported income taxes and the income taxes that would be computed by applying the federal statutory rate (21% for years ended December 31, 2024 and 2023) to income before taxes (in thousands):

	Year Ended December 31,
	2024	2023
Income tax provision at federal statutory rate	$236	$256
Add (deduct) effect of:
State income taxes, net of federal tax	84	87
Expiration of federal research and development credits	1,694	1,637
Change in valuation allowance	(1,667)	(2,136)

Income tax expense (benefit)	$347	$(156)

Schedule of deferred tax assets

As of December 31, 2024 and 2023, the cumulative tax effects of temporary differences that give rise to the deferred tax assets were as follows (in thousands):

	December 31,	December 31,
	2024	2023
Deferred tax assets:
Federal and state net operating loss carryforward	$22,983	$23,297
Research and development credits carryforward	9,426	11,121
Total gross deferred tax assets	32,409	34,418
Less valuation allowance	(32,392)	(34,059)
Net deferred tax assets	$17	$359